ACQUISITIONS (Details) - USD ($) shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Purchase price consideration, Cash	$ 11,388,000	$ 11,388,000	$ 275,000
Purchase price consideration, Acquired Backlog	148,000	148,000
Purchase price consideration, Contingent Consideration Adjustment	(571,000)	(571,000)
Purchase price consideration, Total Consideration	$ 17,576,000	$ 17,576,000	$ 1,500,000
Common Stock [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,701	1,701
Purchase price consideration, Value	$ 6,611,000	$ 6,611,000
Omni [Member]
Business Acquisition [Line Items]
Purchase price consideration, Cash	6,655,000	6,655,000
Purchase price consideration, Acquired Backlog	103,000	103,000
Purchase price consideration, Contingent Consideration Adjustment	(329,000)	(329,000)
Purchase price consideration, Total Consideration	$ 10,508,000	$ 10,508,000
Omni [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,049	1,049
Purchase price consideration, Value	$ 4,079,000	$ 4,079,000
Practicare [Member]
Business Acquisition [Line Items]
Purchase price consideration, Cash	2,394,000	2,394,000
Purchase price consideration, Acquired Backlog	17,000	17,000
Purchase price consideration, Contingent Consideration Adjustment	(242,000)	(242,000)
Purchase price consideration, Total Consideration	$ 3,306,000	$ 3,306,000
Practicare [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	293	293
Purchase price consideration, Value	$ 1,137,000	$ 1,137,000
CastleRock [Member]
Business Acquisition [Line Items]
Purchase price consideration, Cash	2,339,000	2,339,000
Purchase price consideration, Acquired Backlog	28,000	28,000
Purchase price consideration, Contingent Consideration Adjustment	0	0
Purchase price consideration, Total Consideration	$ 3,762,000	$ 3,762,000
CastleRock [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	359	359
Purchase price consideration, Value	$ 1,395,000	$ 1,395,000